Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 6. Related party transactions:

Due from related parties – As of the nine months ended September 30, 2023, the Company paid $0.05 million in accounts payable on behalf of a related party.

Advances from affiliates – During the nine months ended September 30, 2023, the Company received working capital advances in the amount of $1.06 million from the Bay Shore Trust LOC, which was used to pay off advances from affiliates. As of September 30, 2023, all advances have been repaid in full.

Related party accounts payable – Amounts due to related parties as of September 30, 2023 and December 31, 2022, are recorded as Accounts payable related parties, in the accompanying balance sheets.

Travel expenses – In April 2021, the Company entered into an airplane lease with an entity under common control that the Company incurs approximately $0.05 million of lease charges per month. The lease was renewable, at the Company’s discretion, for an additional one to three years, however, the Company terminated the lease at March 31, 2023, without any penalties. The Company may continue to incur related party travel-related expenses as they occur, which will be recorded in Related Party Travel Costs, in the condensed statement of operations. During the nine months ended September 30, 2023, the Company incurred $0.5 million, for travel-related expenses to the related party for monthly rental charges and airplane-related expenses.

License agreement - See Note 4.

Line of credit - See Note 5.

Note 5. Related party transactions:

Advances to affiliates – During the year ended December 31, 2022, and December 31, 2021, the Company made working capital advances to companies under common control. These advances were due on demand and were non-interest bearing. As of December 31, 2022, such advances were repaid in full.

Related party accounts payable – Amounts due to related parties as of December 31, 2022 and December 31, 2021, are recorded as Accounts payable related parties, in the accompanying balance sheets.

Travel expenses – In April 2021, the Company entered into an airplane lease with an entity under common control that the Company incurs approximately $0.05 million of lease charges per month. The lease is renewable, at the Company’s discretion, for an additional one to three years, however, the Company intends to terminate the lease upon the date of its initial public offering, as allowed in the lease agreement. During the year ended December 31, 2022 and 2021, the Company incurred $1.7 million and $0.7 million, respectively, for travel-related expenses to the related party for monthly rental charges and airplane-related expenses.

License agreement - See Note 3.

Line of credit - See Note 4.

Lease and lease reimbursements - See Note 6.

Consulting and employment agreements – See Note 9.

MIRA Pharmaceuticals, Inc.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2022, AND DECEMBER 31, 2021